Segment information (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2014 International CNY	Dec. 31, 2013 International CNY	Dec. 31, 2012 International CNY
Segment information
Number of principal operating segments	2	2
Segment information
Revenues	$ 619,415,177	3,843,223,404	3,052,662,993	2,770,586,055	3,225,119,984	2,292,571,038	2,093,057,299	618,103,420	760,091,955	677,528,756
Segment costs and operating expenses		(3,450,797,443)	(2,638,830,270)	(2,133,504,175)	(2,615,520,256)	(1,829,631,361)	(1,472,777,225)	(835,277,187)	(809,198,909)	(660,726,950)
Segment operating profit		392,425,961	413,832,723	637,081,880	609,599,728	462,939,677	620,280,074	(217,173,767)	(49,106,954)	16,801,806
Share-based compensation costs		(51,494,263)	(75,893,070)	(71,144,592)
Total other income	38,082,692	236,287,873	154,020,196	127,640,578
Income before tax	$ 93,030,908	577,219,571	491,959,849	693,577,866